Leasing	12 Months Ended
Jul. 31, 2025
TALENTEC SDN. BHD. [Member]
Leasing

8.	LEASING

The Group has entered into a non-cancellable operating lease agreement for its offices. The Group determines if an arrangement is a lease, or contains a lease, at inception and records the lease in the consolidated financial statements upon lease commencement, which is the date when the lessor makes the underlying asset available for use by the lessee.

Balances for the operating leases are presented as follows within the consolidated balance sheets:

	As of July 31,
	2024	2025
Right-of-use asset	$-	$151,642

Lease liability - current	-	63,817
Lease liability– non-current	-	87,825
Total lease liability	$-	$151,642

For the years ended July 31, 2024 and 2025, lease expense were US$49,473 and US$68,521, respectively and were recognized as general and administrative expenses.

Weighted-average remaining lease term and discount rate are as follows:

	As of July 31,
	2024	2025
Weighted-average remaining lease term (years)	0.25	2.25
Weighted-average discount rate	8.56%	8.56%

As of July 31, 2025, the maturities of the Group’s lease liability are as follows:

Year ending July 31, 2026	74,338
Year ending July 31, 2027	74,338
Year ending July 31, 2028	18,585
Total minimum lease payment	167,261
Less: interest	(15,618)
Present value of lease obligation	$151,642